Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable

7. Convertible Notes Payable

During the year ended December 31, 2017, the Company issued convertible notes totaling $4,840,000 and warrants to acquire 146,358 shares of common stock at an exercise price of $59.04 per share in connection with the convertible notes (the “Notes”). The Notes all had a maturity date of one year from the date of issuance, and accrued interest at a rate of 6% per annum, compounded annually. The Notes were convertible at $35.40 per share and, including accrued interest, were converted into 141,303 shares of common stock in connection with the Merger.

In connection with the Merger, the holders of the Notes entered into lock-up agreements pursuant to which they have agreed not to sell the 85,573 shares of common stock received upon conversion of the Notes in connection with the Merger. The length of the lock-up period was up to 120 days. In accordance with ASC 815-40-15-6, the Company considers the lock-up agreements contingent options exchanged in a contemplated business combination. The lock-up agreements are considered “lock-up options” that are issued and accounted for upon the Merger. For the three and nine months ended September 30, 2018, the Company recorded $0 and $672,144 as interest expense in relation to the lock-up agreements in the accompanying 2018 unaudited consolidated statement of operations.

6. Convertible Notes Payable

During the year ended December 31, 2017, the Company issued convertible notes totaling $4,840,000 and warrants to acquire 146,358 shares of common stock at an exercise price of $59.04 per share in connection with the convertible notes (the “Notes”). The Notes all had a maturity date of one year from the date of issuance, and accrued interest at a rate of 6% per annum, compounded annually. The Notes were convertible at $35.40 per share and, including accrued interest, were converted into 141,303 shares of common stock in connection with the Merger.

In connection with the Merger, the holders of the Notes entered into lock-up agreements pursuant to which they have agreed not to sell the 85,573 shares of common stock received in the Merger. The length of the lock-up period is up to 120 days. For the year ended December 31, 2018, the Company recorded $672,144 as interest expense in relation to the lock-up agreements in the accompanying consolidated statement of operations.

At December 31, 2018 and December 31, 2017, the aggregate carrying value of the Notes was $0 and $3,506,502, respectively.